Disposal of Subsidiaries (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 01, 2022 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Jul. 31, 2022 TWD ($) $ / shares
Disposal of Subsidiaries [Line Items]
Net consideration (in New Dollars per share) | $ / shares						$ 0.001
Cash (in New Dollars) | $						$ 100
Disposal of subsidiaries loss (in New Dollars)	$ 5,118			$ (5,118)
Revenue percentage					10.00%
Optonomous Technologies Inc [Member]
Disposal of Subsidiaries [Line Items]
Dispose all interest						75.00%
Taiwan Color Optics Technologies, Ltd. [Member]
Disposal of Subsidiaries [Line Items]
Dispose all interest						24.69%
Business Combination [Member]
Disposal of Subsidiaries [Line Items]
Equity interest percentage					24.69%